long-term debt - TELUS Corporation credit facilities (Details) $ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Jul. 31, 2023 CAD ($)	Jun. 30, 2023 CAD ($) item	Jun. 30, 2023 USD ($) item	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CAD ($)
TELUS Corporation credit facilities
Long-term debt		$ 26,588.0		$ 25,037.0		$ 21,628.0
TELUS Corporation credit facilities
TELUS Corporation credit facilities
Number of financial ratio tests | item		2	2
Effective average interest rate		5.90%	5.90%
Letters of credit outstanding		$ 62.0		119.0
Maximum letter of credit required to participate in wireless spectrum auction		$ 350.0
TELUS Corporation credit facilities | Maximum
TELUS Corporation credit facilities
Leverage ratio		4.25
TELUS Corporation credit facilities | Minimum
TELUS Corporation credit facilities
Operating cash flow to interest expense ratio		2.00
TELUS Corporation unsecured revolving credit facility
TELUS Corporation credit facilities
Net available		$ 806.0		1,292.0
Long-term debt		1,944.0		1,458.0
Gross available revolving credit facility		2,750.0		2,750.0		$ 2,750.0
TELUS Corporation unsecured revolving credit facility | Credit Facility
TELUS Corporation credit facilities
Amount of credit facility renewed	$ 2,750.0
TELUS Corporation unsecured non-revolving credit facilities
TELUS Corporation credit facilities
Unsecured non-revolving bank credit facility		1.1
Non-revolving bank credit facility
TELUS Corporation credit facilities
Long-term debt		1,100.0
TELUS Corporation commercial paper
TELUS Corporation credit facilities
Long-term debt		$ 1,900.0	$ 1,500	$ 1,500.0	$ 1,100
Effective average interest rate		5.60%	5.60%
TELUS Corporation commercial paper | Maximum
TELUS Corporation credit facilities
Gross available revolving credit facility		$ 2,000.0	$ 1,500
Term loan component
TELUS Corporation credit facilities
Net available					600
Gross available revolving credit facility			1,185		1,200
Term loan component | WillowTree
TELUS Corporation credit facilities
Net available					600
Revolving component
TELUS Corporation credit facilities
Net available			325		658
Gross available revolving credit facility			$ 800		800
Revolving component | WillowTree
TELUS Corporation credit facilities
Net available					$ 525